OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2016	2015
Pension obligations (see note 27)	37,873	36,279
Guarantees issued to Golar Partners (see note 31)	11,429	16,493
Other	2,912	1,308
	52,214	54,080